CONSULTING GROUP CAPITAL MARKETS FUNDS (THE “TRUST”)

SUPPLEMENT DATED FEBRUARY 24, 2006

TO THE STATEMENT OF ADDITIONAL INFORMATION

DATED DECEMBER 29, 2005

The following information supplements, and to the extent inconsistent therewith, supersedes, certain information in the Statement of Additional Information and any prior supplements thereto. Defined terms not otherwise defined in this supplement have the same meaning as set forth in the Statement of Additional Information.

On January 30, 2006, the shareholders of the Portfolios of the Trust elected Walter E. Auch, H. John Ellis, Armon E. Kamesar, Stephen E. Kaufman, John J. Murphy and R. Jay Gerken to the Board of Trustees of the Trust, each to serve until his successor is duly elected and qualified.

Name, Address and Age	Positions(s) Held with Trust	Term of Office* and Length of Time Served	Principal Occupation(s) During Past Five Years	Number of Portfolios in Fund Complex Overseen by Trustee	Other Directorships Held by Trustee
NON-INTERESTED TRUSTEES

Walter E. Auch 6001 N. 62nd Place Paradise Valley, AZ 85253 Birthdate: 1921	Trustee	2006; Mr. Auch previously served as a Trustee of the Trust from 1991 to December 2001.	Retired	11	Director, Nicholas Applegate Funds; Director, UBS Funds; Director, US Bancorp Advisory Group; Director or Trustee of certain funds associated with Citigroup Asset Management (“CAM”) (consisting of 12 portfolios)

H. John Ellis 858 E. Crystal Downs Drive Frankfort, MI 49635 Birthdate: 1927	Trustee	1999	Retired	11	Director or Trustee of certain funds associated with CAM (consisting of 12 portfolios)

Armon E. Kamesar 7328 Country Club Drive La Jolla, CA 92037 Birthdate: 1927	Trustee	1994	Chairman, TEC International (organization of chief executives)	11	Director or Trustee of certain funds associated with CAM (consisting of 12 portfolios)

Stephen E. Kaufman Stephen E. Kaufman, P.C. 277 Park Avenue, 47th Fl. New York, NY 10172 Birthdate: 1932	Trustee	1991	Attorney	11	Director or Trustee of certain funds associated with CAM (consisting of 36 portfolios)

John J. Murphy 123 Prospect Street Ridgewood, NJ 07450 Birthdate: 1944	Trustee	2006	President, Murphy Capital Management (investment management)	11	Director, Nicholas Applegate Funds; Director or Trustee of certain funds associated with CAM (consisting of 12 portfolios)

Name, Address and Age	Positions(s) Held with Trust	Term of Office* and Length of Time Served	Principal Occupation(s) During Past Five Years	Number of Portfolios in Fund Complex Overseen by Trustee	Other Directorships Held by Trustee
INTERESTED TRUSTEE**

R. Jay Gerken** CAM 399 Park Avenue New York, NY 10022 Birthdate: 1951	Chairman and Chief Executive Officer	2006	Managing Director of CAM; Chairman, President and Chief Executive Officer of Smith Barney Fund Management LLC and Citi Fund Management Inc.; President and Chief Executive Officer of certain mutual funds associated with CAM; Formerly Managing Director of Citigroup Global Markets Inc.; Formerly, Portfolio Manager of Smith Barney Allocation Series Inc. (from 1996 to 2001)	11	Director or Trustee of certain funds associated with CAM (consisting of 172 portfolios)

*Each Trustee serves until his successor has been duly elected and qualified

**Mr. Gerken is an “interested person” of the Trust as defined in the 1940 Act because Mr. Gerken is an officer of SBFM and certain of its affiliates.

For the year ended December 31, 2005, the Trustees of the Trust beneficially owned equity securities of any Portfolio of the Trust and of all funds in the Smith Barney family of investment companies for which they served as a trustee or director within the dollar ranges presented in the table below:

Name of Trustee	Dollar Range of Equity Securities in the Portfolios of the Trust*
Walter Auch	None
H. John Ellis	Over $100,000
Armon E. Kamesar	None
Stephen E. Kaufman	None
John J. Murphy	Over $100,000
R. Jay Gerken	None

*The Portfolios constitute the entire Smith Barney family of investment companies overseen by the Trustees.

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